SEGMENT INFORMATION - Major Customers (Details) - Customer concentration - Revenues	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
McKesson Corporation
Segment reporting information
Concentration risk, percentage	17.00%	17.00%	18.00%
AmerisourceBergen Corporation
Segment reporting information
Concentration risk, percentage	17.00%	16.00%	18.00%
Cardinal Health, Inc.
Segment reporting information
Concentration risk, percentage	13.00%	14.00%	13.00%